J.P. MORGAN EXCHANGE-TRADED FUNDS

JPMorgan U.S. Aggregate Bond ETF

JPMorgan High Yield Research Enhanced ETF

JPMorgan Corporate Bond Research Enhanced ETF

(each a “Fund” and together, the “Funds”)

(each a series of J.P. Morgan Exchange-Traded Fund Trust)

Supplement dated December 2, 2022

to the current Summary Prospectuses, Prospectus and

Statement of Additional Information

IMPORTANT NOTICE REGARDING CHANGES IN NAME, INVESTMENT POLICY AND INVESTMENT STRATEGIES

At its November 17, 2022 meeting, the Board of Trustees (“Board”) approved changes to the name, investment policy and investment strategies of each of the Funds.

Each Fund currently expects that these changes will become effective on or about February 1, 2023 (the “Effective Date”). On the Effective Date, the new prospectuses (each, a “New Prospectus”) will replace the existing prospectuses for each Fund. You should refer to the New Prospectuses for each Fund when they are available. Please note that the New Prospectuses reflecting changes for each Fund are not yet effective and that, prior to the Effective Date, this information may change, in which case additional notification may be provided.

The following is a brief summary of some of the changes that are anticipated to take effect on or after the Effective Date. Please refer to the New Prospectuses, once available, for a more complete discussion of each Fund’s strategies after the Effective Date.

JPMorgan U.S. Aggregate Bond ETF

Name Change

The Fund’s new name will be: JPMorgan BetaBuilders U.S. Aggregate Bond ETF.

Ticker Change

On the effective date, the Fund’s ticker will be changed from JAGG to BBAG.

New 80% Policy

Under the existing 80% policy, under normal circumstances, the Fund invests at least 80% of its Assets in bonds denominated in U.S. dollars (the “Existing 80% Policy).

On the Effective Date, the Existing 80% Policy will be replaced with the following new 80% policy (“New 80% Policy”): The Fund will invest at least 80% of its Assets in securities included in the Bloomberg U.S. Aggregate Bond Index (the “Underlying Index”).

The New 80% Policy requires that the Fund invest in securities included in the Underlying Index, which covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities.

For purposes of both the Existing 80% Policy and the New 80% Policy, the term “Assets” means net assets, plus the amount of borrowings for investment purposes.

Strategy Change

Under the existing strategy, the Fund is actively managed and seeks to provide long-term return and achieve its investment objective by investing in assets based on a systematic investment process focusing on security selection.

Beginning on the Effective Date, the Fund will become passively managed and seek investment results that closely correspond, before fees and expenses, to the performance of the Underlying Index.

SUP-FIETF-1222

Transition Costs

As the Fund transitions to the new strategy, the Fund will sell a portion of its existing investments and, as a result, incur higher portfolio turnover. The Fund may also realize and/or distribute higher capital gains than might generally be expected under normal circumstances, a portion of which may be taxed as ordinary income for taxable accounts. The Fund’s estimated capital gain distribution, if any, will be available on the Fund’s website during the fourth quarter of 2023.

Management Fee Changes

On the Effective Date, the Fund’s Management Fees will decrease from 0.07% to 0.03%.

JPMorgan Corporate Bond Research Enhanced ETF

Name Change

The Fund’s new name will be: JPMorgan BetaBuilders USD Investment Grade Corporate Bond ETF.

Ticker Change

On the effective date, the Fund’s ticker will be changed from JIGB to BBCB.

New 80% Policy

Under the existing 80% policy, under normal circumstances, the Fund invests at least 80% of its Assets in corporate bonds (the “Existing 80% Policy).

On the Effective Date, the Existing 80% Policy will be replaced with the following new 80% policy (“New 80% Policy”): The Fund will invest at least 80% of its Assets in securities included in the Bloomberg U.S. Corporate Bond Index (the “Underlying Index”).

The New 80% Policy requires that the Fund invest in securities included in the Underlying Index, which is designed to measure the performance of U.S. dollar denominated investment grade corporate debt publicly issued in the U.S. domestic market.

For purposes of both the Existing 80% Policy and the New 80% Policy, the term “Assets” means net assets, plus the amount of borrowings for investment purposes.

Strategy Change

Under the existing strategy, the Fund is actively managed and mainly invests in corporate bonds that are rated investment grade by a nationally recognized statistical rating organization or in securities that are unrated but are deemed by the Fund’s adviser, J.P. Morgan Investment Management Inc. (JPMIM or the adviser) to be of comparable quality.

Beginning on the Effective Date, the Fund will become passively managed and seek investment results that closely correspond, before fees and expenses, to the performance of the Underlying Index.

Portfolio Manager Change

In addition, on the Effective Date, Eric Isenberg, Managing Director, and Jonathan Msika, Vice President, will be added as portfolio managers of the Fund, replacing Lisa Coleman, Lorenzo Napolitano and Sameer Iqbal. Please refer to the New Prospectuses, once available, for more information about the Fund’s portfolio managers after the Effective Date.

Transition Costs

As the Fund transitions to the new strategy, the Fund will sell a portion of its existing investments and, as a result, incur higher portfolio turnover. The Fund may also realize and/or distribute higher capital gains than might generally be expected under normal circumstances, a portion of which may be taxed as ordinary income for taxable accounts. The Fund’s estimated capital gain distribution, if any, will be available on the Fund’s website during the fourth quarter of 2023.

Management Fee Changes

On the Effective Date, the Fund’s Management Fees will decrease from 0.14% to 0.09%.

JPMorgan High Yield Research Enhanced ETF

Name Change

The Fund’s new name will be: JPMorgan BetaBuilders USD High Yield Corporate Bond ETF.

Ticker Change

On the effective date, the Fund’s ticker will be changed from JPHY to BBHY.

New 80% Policy

Under the existing 80% policy, under normal circumstances, the Fund invests at least 80% of its Assets in high yield securities (the “Existing 80% Policy).

On the Effective Date, the Existing 80% Policy will be replaced with the following new 80% policy (“New 80% Policy”): The Fund will invest at least 80% of its Assets in securities included in the ICE BofA U.S. High Yield Total Return Index (the “Underlying Index”).

The New 80% Policy requires that the Fund invest in securities included in the Underlying Index, which is designed to measure the performance of U.S. dollar denominated below investment grade (commonly referred to as “junk”) corporate debt publicly issued in the U.S. domestic market.

For purposes of both the Existing 80% Policy and the New 80% Policy, the term “Assets” means net assets, plus the amount of borrowings for investment purposes.

Strategy Change

Under the existing strategy, the Fund is actively managed and primarily invests in high yield, high risk debt securities.

Beginning on the Effective Date, the Fund will become passively managed and seek investment results that closely correspond, before fees and expenses, to the performance of the Underlying Index.

Portfolio Manager Change

In addition, on the Effective Date, Eric Isenberg, Managing Director and Jonathan Msika, Vice President, will be added as portfolio managers of the Fund, replacing James P. Shanahan and Alexander Sammarco. Please refer to the New Prospectuses, once available, for more information about the Fund’s portfolio managers after the Effective Date.

Transition Costs

As the Fund transitions to the new strategy, the Fund will sell a portion of its existing investments and, as a result, incur higher portfolio turnover. The Fund may also realize and/or distribute higher capital gains than might generally be expected under normal circumstances, a portion of which may be taxed as ordinary income for taxable accounts. The Fund’s estimated capital gain distribution, if any, will be available on the Fund’s website during the fourth quarter of 2023.

Management Fee Changes

On the Effective Date, the Fund’s Management Fees will decrease from 0.24% to 0.15%.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE

SUMMARY PROSPECTUSES, PROSPECTUS AND

STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE